Income Taxes - Schedule of effective income tax expense reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes at statutory rate	$ 2,282	$ (4,130)
State taxes	306	(1,404)
Transaction costs	494	0
Stock-based compensation	(628)	0
PPP loan forgiveness	(1,387)	0
Federal research and development tax credit	(343)	(864)
Valuation allowance	0	(1,419)
Property, plant, and equipment and other adjustments	0	(2,247)
Other, net	42	107
Total provision for income taxes	$ 766	$ (9,957)